Commitments (Details)	Sep. 30, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 1,551,513
2018	1,735,263
2019	1,753,323
2020	1,771,545
2021	1,596,976
Thereafter	3,541,990
Future minimum rental payments under noncancelable operating eases	$ 11,950,610